Investment in Securities (Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Investments in Debt Securities [Abstract]
Beginning balance	¥ 999	¥ 1,220	¥ 1,021	¥ 1,220
Credit loss for which an other-than-temporary impairment was not previously recognized	551	0	551	0
For securities sold or redeemed			(22)	0
Ending balance	¥ 1,550	¥ 1,220	¥ 1,550	¥ 1,220